Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities (Expressed in Canadian $000’s except per share amounts)

5.	Accounts Payable and Accrued Liabilities

Accounts payable as at September 30, 2012 & 2011 consist of the following:

	September 30, 2012 $	September 30, 2011 $
Trade accounts payable	1,078	6,490
Accrued liabilities	217	500
Total accounts payable and accrued liabilities	1,295	6,990